RELATED PARTY BALANCES AND TRANSACTIONS (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Payables to related parties	$ 376,000	$ 848,000	$ 848,000
Pebble Services Inc.
Statement [Line Items]
Payables to related parties		183,000
Key Management Personnel
Statement [Line Items]
Payables to related parties	35,000	34,000
Total loans including interest payable
Statement [Line Items]
Payables to related parties	0		$ 0
Hunter Dickinson Services Inc.
Statement [Line Items]
Payables to related parties	$ 341,000	814,000
Loans Payable
Statement [Line Items]
Payables to related parties		971,000
Accrued Interest
Statement [Line Items]
Payables to related parties		5,000
Repayment of Loans
Statement [Line Items]
Payables to related parties		(1,159,000)
Additional Loans Provided
Statement [Line Items]
Payables to related parties		$ 183,000